Derivative financial instruments (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Designated Foreign exchange cash flow hedge Short-term Assets	Dec. 31, 2010 Designated Foreign exchange cash flow hedge Short-term Assets	Sep. 30, 2011 Designated Strategic Nickel Short-term Assets	Sep. 30, 2011 Designated Strategic Nickel Long-term Assets	Dec. 31, 2010 Designated Strategic Nickel Long-term Liabilities	Sep. 30, 2011 Designated Short-term Assets	Dec. 31, 2010 Designated Short-term Assets	Sep. 30, 2011 Designated Long-term Assets	Dec. 31, 2010 Designated Long-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Sep. 30, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Assets	Sep. 30, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Strategic program Short-term Liabilities	Sep. 30, 2011 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Coal Short-term Liabilities	Sep. 30, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Short-term Assets	Sep. 30, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Maritime Freight Hiring Protection Program Short-term Liabilities	Sep. 30, 2011 Short-term Assets	Dec. 31, 2010 Short-term Assets	Sep. 30, 2011 Long-term Assets	Dec. 31, 2010 Long-term Assets	Sep. 30, 2011 Short-term Liabilities	Dec. 31, 2010 Short-term Liabilities	Sep. 30, 2011 Long-term Liabilities	Dec. 31, 2010 Long-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative Assets		$ 1	$ 20	$ 227	$ 49		$ 228	$ 20	$ 49		$ 428	$ 7	$ 300		$ 1						$ 13	$ 1		$ 2	$ 142	$ 583	$ 3	$ 7	$ 301					$ 10	$ 13				$ 14	$ 16		$ 24	$ 29				$ 835	$ 52	$ 56	$ 301
Derivative liabilities						$ 53				$ 53				$ 511		$ 1	$ 4	$ 4	$ 10	$ 8			$ 26							$ 5	$ 4	$ 547	$ 8			$ 1	$ 12	$ 15			$ 2			$ 1	$ 31	$ 2					$ 6	$ 35	$ 547	$ 61